UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camille Hayek
Address: 7 Rue de Hesse
         1204 Geneva, Switzerland

13F File Number:  028-11117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Camille Hayek
Title:     Portfolio Manager
Phone:     +41 22 995 9000

Signature, Place, and Date of Signing:

 /s/    Camille Hayek     Geneva, Switzerland     February 13, 2012

NOTE: Actual holdings from periods prior to quarter-ending December 31, 2009 were previously filed under Dynamic Capital Management LLC (File Number 28-11116). Pursuant to a restructuring, investment discretion now resides with Dynamic Capital Management Limited (File Number 28-13392). Accordingly, Dynamic Capital Management Limited will now file Form 13F Holdings Reports and Dynamic Capital Management LLC will now file Form 13F Notice Reports.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-13392                     Dynamic Capital Management Ltd